15. Financial Instruments with Off-Balance-Sheet Risk (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused portions of home equity lines of credit	$ 31,328,881	$ 29,529,411
Residential and commercial construction lines of credit	7,251,560	19,068,034
Commercial real estate commitments	26,588,950	12,014,332
Commercial and industrial commitments	45,135,452	38,369,010
Other commitments to extend credit	53,586,720	48,233,850
Standby letters of credit and commercial letters of credit	2,408,581	1,939,759
Recourse on sale of credit card portfolio	284,680	302,775
MPF credit enhancement obligation, net (See Note 16)	$ 552,158	$ 634,340